Principal Accounting Policies - Additional Information (Details)		1 Months Ended		6 Months Ended
	May 28, 2019 USD ($) shares	Apr. 30, 2018 CNY (¥)	Feb. 28, 2018 CNY (¥)	Jun. 30, 2019 CNY (¥) Segment shares	Jun. 30, 2019 USD ($) Segment shares	Jun. 30, 2018 CNY (¥)	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($)	Jan. 01, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Accounting Policies [Line Items]
Shares repurchased value				¥ 102,630,674
Common stock shares retired | shares	0
Operating lease right of use asset recognition				64,171,819				$ 9,347,679
Operating lease liability recognition				¥ 58,704,439
Exchange rates used for translation				687.47				687.47		686.32
Convenience translation, noon buying rate of US$ using RMB				686.5				686.5
Interest income				¥ 3,600,000		¥ 1,700,000
Impairment of intangible assets				¥ 0
Goodwill Impairment | $					$ 0		$ 0
Percentage of advertising agency commission				2.00%	2.00%
Equity interest acquired			100.00%
Total consideration			¥ 15,000,000
Cultural development fee and surcharges				¥ 39,100,000		16,600,000
Applicable tax rate of cultural development fee for advertising services revenues				3.00%	3.00%
Advertising and marketing expenses				¥ 1,325,900,000		184,400,000
Reversal of unused rewards upon change of original loyalty program		¥ 11,600,000
Costs related to users rewards granted				1,430,800,000		707,100,000
Rewards redeemed amount				1,347,000,000		548,100,000
Total estimated breakage amount				42,600,000						¥ 59,100,000
Users reward recorded in registered users loyalty payable				178,912,204				$ 26,061,501		256,661,934
Estimated users rewards recorded in accrued liabilities related to users loyalty programs				46,255,061				$ 6,737,809		¥ 44,133,812
Interest and penalties associated with uncertain tax positions				0
Unrecognized uncertain tax positions				¥ 0
Number of operating segments | Segment				1	1
Number of reportable segments | Segment				1	1
ASU 2016-02
Accounting Policies [Line Items]
Operating lease right of use asset recognition									¥ 50,400,000
Operating lease liability recognition									¥ 47,100,000
Sales and Marketing Expenses
Accounting Policies [Line Items]
Loyalty program cost		¥ 62,359
Accrued rewards reversed amount				¥ 175,900,000		¥ 171,800,000
Minimum
Accounting Policies [Line Items]
Goodwill Impairment Likelihood Percentage				50.00%	50.00%
Percentage of after tax net income to be allocated to general reserve under PRC law.				10.00%	10.00%
Maximum
Accounting Policies [Line Items]
Percentage of required general reserve registered capital ratio to de force compulsory net profit allocation to general reserve				50.00%	50.00%
Common Stock [Member]
Accounting Policies [Line Items]
Number of shares repurchased | shares				(828,925)	(828,925)
American Depositary Shares
Accounting Policies [Line Items]
Stock Repurchase Program Authorized Amount | $	$ 50,000,000
Number of shares repurchased | shares				3,315,700	3,315,700